Debt (Details)			1 Months Ended							1 Months Ended					12 Months Ended		12 Months Ended				12 Months Ended			1 Months Ended						1 Months Ended		12 Months Ended				1 Months Ended						12 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended		12 Months Ended				12 Months Ended								1 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($) program	Dec. 31, 2012 USD ($) program	May 31, 2012 ABB Finance (USA) Inc	Dec. 31, 2013 Floating rate USD ($)	Dec. 31, 2012 Floating rate USD ($)	Dec. 31, 2013 Fixed rate USD ($)	Dec. 31, 2012 Fixed rate USD ($)	Dec. 31, 2013 Current portion of long-term debt	Dec. 31, 2012 Current portion of long-term debt	May 31, 2012 Bonds USD ($)	Dec. 31, 2013 Bonds USD ($)	Dec. 31, 2012 Bonds USD ($)	Dec. 31, 2012 4.625% EUR Instruments, due 2013 USD ($)	Dec. 31, 2012 4.625% EUR Instruments, due 2013 EUR (€)	Dec. 31, 2013 2.5% USD Notes, due 2016 USD ($)	Dec. 31, 2012 2.5% USD Notes, due 2016 USD ($)	Dec. 31, 2013 1.25% CHF Bonds, due 2016 USD ($)	Dec. 31, 2013 1.25% CHF Bonds, due 2016 CHF	Dec. 31, 2012 1.25% CHF Bonds, due 2016 USD ($)	Dec. 31, 2012 1.25% CHF Bonds, due 2016 CHF	Dec. 31, 2013 1.625% USD Notes, due 2017 USD ($)	Dec. 31, 2012 1.625% USD Notes, due 2017 USD ($)	May 31, 2012 1.625% USD Notes, due 2017 USD ($)	Nov. 30, 2012 4.25% AUD Bonds, due 2017 USD ($)	Nov. 30, 2012 4.25% AUD Bonds, due 2017 AUD	Dec. 31, 2013 4.25% AUD Bonds, due 2017 USD ($)	Dec. 31, 2013 4.25% AUD Bonds, due 2017 AUD	Dec. 31, 2012 4.25% AUD Bonds, due 2017 USD ($)	Dec. 31, 2012 4.25% AUD Bonds, due 2017 AUD	Jan. 31, 2012 1.5% CHF Bonds, due 2018 USD ($)	Jan. 31, 2012 1.5% CHF Bonds, due 2018 CHF	Dec. 31, 2013 1.5% CHF Bonds, due 2018 USD ($)	Dec. 31, 2013 1.5% CHF Bonds, due 2018 CHF	Dec. 31, 2012 1.5% CHF Bonds, due 2018 USD ($)	Dec. 31, 2012 1.5% CHF Bonds, due 2018 CHF	Mar. 31, 2012 2.625% EUR Instruments, due 2019 USD ($)	Mar. 31, 2012 2.625% EUR Instruments, due 2019 EUR (€)	Dec. 31, 2013 2.625% EUR Instruments, due 2019 USD ($)	Dec. 31, 2013 2.625% EUR Instruments, due 2019 EUR (€)	Dec. 31, 2012 2.625% EUR Instruments, due 2019 USD ($)	Dec. 31, 2012 2.625% EUR Instruments, due 2019 EUR (€)	Dec. 31, 2013 4.0% USD Notes, due 2021 USD ($)	Dec. 31, 2012 4.0% USD Notes, due 2021 USD ($)	Dec. 31, 2013 2.25% CHF Bonds, due 2021 USD ($)	Dec. 31, 2013 2.25% CHF Bonds, due 2021 CHF	Dec. 31, 2012 2.25% CHF Bonds, due 2021 USD ($)	Dec. 31, 2012 2.25% CHF Bonds, due 2021 CHF	May 31, 2012 5.625% USD Notes, due 2021 USD ($)	Dec. 31, 2013 5.625% USD Notes, due 2021 USD ($)	Dec. 31, 2012 5.625% USD Notes, due 2021 USD ($)	Dec. 31, 2013 2.875% USD Notes, due 2022 USD ($)	Dec. 31, 2012 2.875% USD Notes, due 2022 USD ($)	May 31, 2012 2.875% USD Notes, due 2022 USD ($)	Sep. 30, 2013 2.875% USD Notes, due 2022 Interest rate swaps USD ($)	Dec. 31, 2013 4.375% USD Notes, due 2042 USD ($)	Dec. 31, 2012 4.375% USD Notes, due 2042 USD ($)	May 31, 2012 4.375% USD Notes, due 2042 USD ($)	Feb. 28, 2014 U.S. dollar-denominated commercial paper USD ($)	Dec. 31, 2013 U.S. dollar-denominated commercial paper USD ($)	Dec. 31, 2012 U.S. dollar-denominated commercial paper USD ($)	Dec. 31, 2013 Euro-commercial paper USD ($)	Dec. 31, 2012 Euro-commercial paper USD ($)	Feb. 28, 2014 Euro-commercial paper Subsequent event USD ($)	Dec. 31, 2013 Swedish krona commercial paper SEK	Dec. 31, 2012 Swedish krona commercial paper SEK	Dec. 31, 2013 Multicurrency credit facility maturing 2015 USD ($)	Dec. 31, 2012 Multicurrency credit facility maturing 2015 USD ($)	Dec. 31, 2013 Multicurrency credit facility maturing 2015 Minimum	Dec. 31, 2013 Multicurrency credit facility maturing 2015 Maximum
Debt
Total debt	$ 8,023,000,000	$ 10,071,000,000
Short-term debt (weighted-average interest rate of 6.9% and 1.7%, respectively)	423,000,000	1,531,000,000
Current maturities of long-term debt (weighted average nominal interest rate of 3.6% and 4.8%, respectively)	30,000,000	1,006,000,000
Short-term debt and current maturities of long-term debt	453,000,000	2,537,000,000
Short-term debt, weighted average interest rate (as a percent)	6.90%	1.70%
Current maturities of long-term debt, weighted average nominal interest rate (as a percent)	3.60%	4.80%
Number of commercial paper programs	3	3
Debt
Debt instrument, face amount														700,000,000	600,000,000	600,000,000		500,000,000		500,000,000	500,000,000	500,000,000	500,000,000		400,000,000		400,000,000		400,000,000		350,000,000		350,000,000		350,000,000		1,250,000,000		1,250,000,000		1,250,000,000	650,000,000	650,000,000		350,000,000		350,000,000		250,000,000	250,000,000	1,250,000,000	1,250,000,000	1,250,000,000		750,000,000	750,000,000	750,000,000
Commercial paper program, capacity																																																											2,000,000,000	2,000,000,000	1,000,000,000	1,000,000,000	2,000,000,000	5,000,000,000	5,000,000,000
Commercial paper program terminated, capacity																																																															1,000,000,000
Commercial paper, amount outstanding																																																										1,275,000,000	100,000,000	1,019,000,000
Credit agreement, capacity																																																																		2,000,000,000
Interest rate reference rate																																																																		LIBOR, STIBOR or EURIBOR
Interest cost above variable interest rate on facility (as a percent)																																																																				0.425%	0.625%
Commitment fee as a proportion of the margin (as a percent)																																																																		35.00%
Commitment fee on credit facility (as a percent)																																																																		0.166%
Utilization fee on credit facility (as a percent)																																																																		0.15%
Utilization percentage																																																																				33.30%	6.60%
Utilization fee on credit facility beyond specified limit, percentage																																																																		0.30%
Utilization percentage																																																																				66.70%
Utilization fee on credit facility on drawings representing one-third or less of the total facility (as a percent)																																																																		0.00%
Amount drawn																																																																		0	0
Long-term debt:
Long-term debt	7,600,000,000	8,540,000,000		2,211,000,000	2,353,000,000	5,389,000,000	6,187,000,000				7,414,000,000	8,311,000,000	931,000,000		598,000,000	597,000,000	568,000,000		557,000,000		498,000,000	497,000,000				353,000,000		413,000,000				393,000,000		383,000,000				1,722,000,000		1,648,000,000		642,000,000	641,000,000	396,000,000		402,000,000			287,000,000	291,000,000	1,230,000,000	1,224,000,000			727,000,000	727,000,000
Current maturities of long-term debt	(30,000,000)	(1,006,000,000)
Long-term debt, total	7,570,000,000	7,534,000,000
Debt nominal interest rate (as a percent)				2.70%	3.40%	3.10%	3.10%	3.60%	4.80%				4.625%	4.625%	2.50%	2.50%	1.25%	1.25%	1.25%	1.25%	1.625%	1.625%	1.625%	4.25%	4.25%	4.25%	4.25%	4.25%	4.25%	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%	2.625%	2.625%	2.625%	2.625%	2.625%	2.625%	4.00%	4.00%	2.25%	2.25%	2.25%	2.25%	5.625%	5.625%	5.625%	2.875%	2.875%	2.875%		4.375%	4.375%	4.375%
Ownership interest (as a percent)			100.00%
Proceeds from issuance of bonds										2,431,000,000														412,000,000	398,000,000					370,000,000	346,000,000					1,648,000,000	1,245,000,000
Aggregate principal of hedge obligations																																																						850,000,000
Debt effective interest rate (as a percent)						3.10%	3.10%
Debt effective interest rate (as a percent)				1.20%	1.60%			3.60%	1.30%
Maturities of long-term debt
Due in 2014	30,000,000
Due in 2015	44,000,000
Due in 2016	1,173,000,000
Due in 2017	886,000,000
Due in 2018	395,000,000
Thereafter	5,088,000,000
Total	7,616,000,000
Repurchase terms
Percentage of principal amount of bonds used in redemption calculation															100.00%						100.00%																					100.00%							100.00%		100.00%				100.00%
Minimum threshold for early redemption by the entity																	85.00%	85.00%														85.00%	85.00%											85.00%	85.00%
Principal amount of debt assumed																																																$ 250,000,000